Exhibit 1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

BSPRT 2022-FL9 Issuer, LLC

Benefit Street Partners Realty Operating Partnership, L.P. (“Benefit Street”)

Franklin BSP Realty Trust, Inc.

Wells Fargo Securities, LLC

Barclays Capital Inc.

(collectively, the “Specified Parties”)

Re:	BSPRT 2022-FL9 Issuer, LLC (the “Issuer”)

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Specified Parties, for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to the Collateral Interests (as defined herein) contained on the Data Files (as defined herein) (the “Subject Matter”) relating to the Issuer’s securitization transaction as of 3 June 2022. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Benefit Street, on behalf of the Issuer, provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Electronic copies of the loan files for the Collateral Interests, which contain various source documents (the “Source Documents”) relating to the Collateral Interests and Mortgaged Properties (as defined herein),
c.	Certain calculation methodologies (the “Multiple Property Loan Calculation Methodologies”), which are shown on Exhibit 1 to Attachment A, for any Collateral Interests (the “Multiple Property Loans”) that are secured by multiple Mortgaged Properties (the “Underlying Properties”) relating to the allocation of certain Multiple Property Loan characteristics to the respective Underlying Properties,
d.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that Benefit Street, on behalf of the Issuer, instructed us to compare to information contained in the Source Documents,
e.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that Benefit Street, on behalf of the Issuer, instructed us to recalculate using information on the Data Files,
f.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which Benefit Street, on behalf of the Issuer, instructed us to perform no procedures,
g.	A draft of the preliminary offering memorandum for the Issuer’s securitization transaction (the “Draft Preliminary Offering Memorandum”) and
h.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Issuer is responsible for the Subject Matter, Data Files, Source Documents, Multiple Property Loan Calculation Methodologies, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Memorandum and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the appropriateness, accuracy, completeness or reasonableness of the Source Documents, Multiple Property Loan Calculation Methodologies, Provided Characteristics, Draft Preliminary Offering Memorandum or any other information provided to us by Benefit Street, on behalf of the Issuer, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Collateral Interests, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by Benefit Street, on behalf of the Issuer, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Collateral Interests conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Collateral Interests,
iii.	Whether the originator(s) of the Collateral Interests complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Collateral Interests that would be material to the likelihood that the issuer of the Notes and Preferred Shares (both as defined in the Draft Preliminary Offering Memorandum) will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Issuer and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

3 June 2022

Attachment A Page 1 of 17

Background

For the purpose of the procedures described in this report, Benefit Street, on behalf of the Issuer, indicated that, as of the date hereof, it is expected that:

a.	The assets of the Issuer of the securitization transaction will primarily consist of 24 commercial real estate mortgage whole loans and/or senior participation(s) of whole loans (the “Collateral Interests”), each secured by a first-lien mortgage or deed-of-trust on one or more properties (the “Mortgaged Properties”),
b.	The Collateral Interests are comprised of 24 commercial real estate floating rate mortgage whole loans and/or senior participation(s) of whole loans (the “Mortgage Loans”),
c.	With respect to two Mortgage Loans, there exists one or more fully funded pari-passu participation interests (the “Non-Trust Pari Passu Participations”) which will not be assets of the Issuer as of the settlement date of the securitization transaction (the “Settlement Date”),
d.	With respect to the Mortgage Loan identified on the Data Files as “Tru by Hilton Orlando” (the “Tru by Hilton Orlando Mortgage Loan”), there exists a fully funded junior participation interest (the “Non-Trust Junior Participation”) which will not be an asset of the Issuer as of the Settlement Date and
e.	With respect to 16 Mortgage Loans, there exists one or more pari-passu interests that are unfunded as the date hereof (the “Future Funding Participations”) which will not be assets of the Issuer as of the Settlement Date and which evidence the amount of certain future advances which may be made subsequent to the date hereof.

For the purpose of the procedures described in this report:

a.	Each Mortgage Loan, together with the corresponding Non-Trust Pari Passu Participation(s) and/or Future Funding Participation(s), if any, is hereinafter referred to as the “Committed Loan,”
b.	Each Mortgage Loan, together with the corresponding Non-Trust Pari Passu Participation(s) and/or Non-Trust Junior Participation(s), if any, is hereinafter referred to as the “Commercial Real Estate Loan” and
c.	Each Mortgage Loan, together with the corresponding Non-Trust Pari Passu Participation(s), Future Funding Participation(s) and/or Non-Trust Junior Participation(s), if any, is hereinafter referred to as the “Commercial Real Estate Committed Loan.”

Attachment A Page 2 of 17

Procedures performed and our associated findings

1.	Benefit Street, on behalf of the Issuer, provided us with:
a.	An electronic data file (the “Preliminary Data File”) that Benefit Street, on behalf of the Issuer, indicated contains information as of the corresponding payment date in June 2022 (collectively, the ”Reference Date”) relating to the Mortgaged Properties, Collateral Interests, Mortgage Loans, Non-Trust Pari Passu Participations, Future Funding Participations, Non-Trust Junior Participation, Committed Loans, Commercial Real Estate Loans and Commercial Real Estate Committed Loans and
b.	Record layout and decode information related to the information on the Preliminary Data File.

We performed certain procedures on earlier versions of the Data Files and communicated differences prior to being provided the Data Files which were subjected to the procedures as described herein.

For each Mortgage Loan on the Preliminary Data File, we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Document(s) indicated on Exhibit 2 to Attachment A that were provided by Benefit Street, on behalf of the Issuer, subject only to the instructions, assumptions and methodologies described in the notes on Exhibit 2 to Attachment A and the succeeding paragraph(s) of this Item.

The Source Document(s) that we were instructed by Benefit Street, on behalf of the Issuer, to use for each Compared Characteristic are indicated on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, Benefit Street, on behalf of the Issuer, instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents listed for such Compared Characteristic on Exhibit 2 to Attachment A (except as described in the notes on Exhibit 2 to Attachment A). We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

Additionally, for any Mortgage Loan(s) listed in the table below, Benefit Street, on behalf of the Issuer, provided us with the related draft Source Document(s) listed in the “Draft Source Document(s)” column of the table below.

Mortgage Loan	Draft Source Document(s)

N/A	N/A

Attachment A Page 3 of 17

1. (continued)

For the purpose of the procedures described in this report, Benefit Street, on behalf of the Issuer, instructed us to treat any “Draft Source Document(s)” listed in the table above as fully executed Source Document(s).

2.	As instructed by Benefit Street, on behalf of the Issuer, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to Benefit Street. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in the Items above, Benefit Street, on behalf of the Issuer, provided us with an electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that Benefit Street, on behalf of the Issuer, indicated contains information relating to the Mortgaged Properties, Collateral Interests, Mortgage Loans, Non-Trust Pari Passu Participations, Future Funding Participations, Non-Trust Junior Participation, Committed Loans, Commercial Real Estate Loans and Commercial Real Estate Committed Loans as of the Reference Date.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic for the Mortgage Loans, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of each Mortgage Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date,
b.	Initial Maturity Date and
c.	Fully Extended Maturity Date,

as shown on the Final Data File, we recalculated the:

i.	Original Loan Term (Months) and
ii.	Fully Extended Loan Term (Original)

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 17

6.	For the purpose of comparing the “Original IO Term (Months)” characteristic for each Mortgage Loan which has the “Amortization Type” characteristic as “Interest Only” on the Final Data File (each, an “Interest-Only Mortgage Loan”), Benefit Street, on behalf of the Issuer, instructed us to use the “Original Loan Term (Months).” We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of comparing the “Original IO Term (Months)” characteristic for each IO-Amortizing Mortgage Loan (as defined herein) (except for the Crossroads at Sunset Mortgage Loan (as defined herein)), Benefit Street, on behalf of the Issuer, instructed us to use the number of monthly payment due dates, including any monthly payment date during any Exercised Extension Term(s) (as defined herein), from and including the “First Payment Date,” as shown on the Final Data File, through but excluding the first amortizing monthly payment date, as shown in the related Amortization Schedule (as defined herein). We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of comparing the “Original IO Term (Months)” characteristic for the Crossroads at Sunset Mortgage Loan, Benefit Street, on behalf of the Issuer, instructed us to use “7.”

7.	Using the sum of the:
a.	Mortgage Loan Initial Funded Amount ($) and
b.	Mortgage Loan Initial Unfunded Future Funding Amount ($),

as shown on the Final Data File, we recalculated the “Committed Mortgage Loan Amount ($)” of each Mortgage Loan.

For any Multiple Property Loan, Benefit Street, on behalf of the Issuer, instructed us to allocate the “Committed Mortgage Loan Amount ($)” to each related Underlying Property in accordance with the Multiple Property Loan Calculation Methodologies.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the sum of the:
a.	Collateral Interest Cut-Off Date Balance ($) and
b.	Pari Passu Cut-off Debt Funded Amount ($),

as shown on the Final Data File, we recalculated the “Cut-off Date Funded Balance ($)” of each Mortgage Loan.

For any Multiple Property Loan, Benefit Street, on behalf of the Issuer, instructed us to allocate the “Cut-off Date Funded Balance ($)” to each related Underlying Property in accordance with the Multiple Property Loan Calculation Methodologies.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 17

9.	Using the sum of the:
a.	Senior Contributed Cut-off Date Balance,
b.	Pari Passu Cut-off Debt Funded Amount ($) and
c.	Current Subordinate Additional Debt ($),

as shown on the Final Data File, we recalculated the “Commercial Real Estate Loan Cut-off Date Funded Balance ($)” of each Mortgage Loan.

For any Multiple Property Loan, Benefit Street, on behalf of the Issuer, instructed us to allocate the “Commercial Real Estate Loan Cut-off Date Funded Balance ($)” to each related Underlying Property in accordance with the Multiple Property Loan Calculation Methodologies.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the sum of the:
a.	Cut-off Date Funded Balance ($) and
b.	Future Funding Participation Cut-off Date Balance ($),

as shown on the Final Data File, we recalculated the “Committed Balloon Payment ($)” of each Interest-Only Mortgage Loan.

For the purpose of comparing the “Committed Balloon Payment ($)” characteristic for each IO-Amortizing Mortgage Loan, Benefit Street, on behalf of the Issuer, instructed us to use the value, as shown on the related Amortization Schedule, corresponding to the “Initial Maturity Date,” as shown on the Final Data File.

For any Multiple Property Loan, Benefit Street, on behalf of the Issuer, instructed us to allocate the “Committed Balloon Payment ($)” to each related Underlying Property in accordance with the Multiple Property Loan Calculation Methodologies.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

11.	Using the sum of the:
a.	Committed Balloon Payment ($) and
b.	Current Subordinate Additional Debt ($),

as shown on the Final Data File, we recalculated the “Committed Commercial Real Estate Loan Balloon Payment ($)” of each Mortgage Loan.

For any Multiple Property Loan, Benefit Street, on behalf of the Issuer, instructed us to allocate the “Committed Commercial Real Estate Loan Balloon Payment ($)” to each related Underlying Property in accordance with the Multiple Property Loan Calculation Methodologies.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 17

12.	Using the:
a.	Mortgage Loan Gross Margin,
b.	Subordinate Debt Gross Margin,
c.	Collateral Interest Gross Margin,
d.	Index,
e.	Index Floor and
f.	Index Rounding Factor,

as shown on the Final Data File, the applicable Index Assumption (as defined below) provided by Benefit Street, on behalf of the Issuer, and the applicable assumptions and calculation methodologies provided by Benefit Street, on behalf of the Issuer, described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Mortgage Loan Interest Rate,
ii.	Subordinate Debt Interest Rate and
iii.	Collateral Interest Interest Rate

of each Mortgage Loan.

For the purpose of recalculating the characteristics listed in i. through iii. above, Benefit Street, on behalf of the Issuer, instructed us to use:

a.	A SOFR assumption of 0.78694% (the “SOFR Assumption”) for any Mortgage Loan which has the “Index” characteristic as “1 month CME Term SOFR,” as shown on the Final Data File, and
b.	A LIBOR assumption of 0.84314% (the “LIBOR Assumption,” together with the SOFR Assumption, the “Index Assumption”) for any Mortgage Loan which has the “Index” characteristic as “1 month LIBOR,” as shown on the Final Data File.

For the purpose of recalculating the characteristics listed in i. through iii. above, Benefit Street, on behalf of the Issuer, instructed us to use the applicable Index Assumption described in this Item and to ignore any references to “Adjusted LIBOR Rate,” “Reserve Percentage,” “Alternative Index,” “Alternative Rate,” “Substitute Rate,” “Benchmark Replacement,” “Benchmark Replacement Adjustment,” “Benchmark Replacement Conforming Changes,” “Benchmark Transition Date“ and/or “Prime Rate” in the applicable Source Document(s).

For the purpose of recalculating the characteristics listed in i. through iii. above, Benefit Street, on behalf of the Issuer, instructed us to use the sum of the “Mortgage Loan Gross Margin” and the greater of:

a.	The “Index Floor,” as shown on the Final Data File, and
b.	The applicable Index Assumption, rounded in accordance with the “Index Rounding Factor,” as shown on the Final Data File.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions provided by Benefit Street, on behalf of the Issuer, that are described in this Item.

Attachment A Page 7 of 17

13.	Using the:
a.	Collateral Interest Cut-Off Date Balance ($),
b.	Cut-off Date Funded Balance ($),
c.	Committed Mortgage Loan Amount ($),
d.	Current Subordinate Additional Debt ($),
e.	Commercial Real Estate Loan Cut-off Date Funded Balance ($),
f.	Future Funding Participation Cut-off Date Balance ($),
g.	Mortgage Loan Interest Rate,
h.	Collateral Interest Interest Rate,
i.	Subordinate Debt Interest Rate and
j.	Interest Accrual Method,

as applicable, as shown on the Final Data File, the Amortization Schedules relating to the IO-Amortizing Mortgage Loans and the assumptions and calculation methodologies provided by Benefit Street, on behalf of the Issuer, described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Collateral Interest Cut-off Annual Debt Service ($),
ii.	Cut-off Date Annual Debt Service ($),
iii.	Committed Annual Debt Service ($),
iv.	Commercial Real Estate Cut-off Funded Annual Debt Service ($) and
v.	Commercial Real Estate Committed Annual Debt Service ($)

of each Mortgage Loan.

For the purpose of this procedure, Benefit Street, on behalf of the Issuer, instructed us to recalculate the “Collateral Interest Cut-off Annual Debt Service ($)” of each Interest-Only Mortgage Loan as the product, rounded to two decimal places, of:

a.	The “Collateral Interest Cut-Off Date Balance ($),” as shown on the Final Data File,
b.	The “Collateral Interest Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, Benefit Street, on behalf of the Issuer, instructed us to recalculate the “Cut-off Date Annual Debt Service ($)” of each Interest-Only Mortgage Loan as the product, rounded to two decimal places, of:

a.	The “Cut-off Date Funded Balance,” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, Benefit Street, on behalf of the Issuer, instructed us to recalculate the “Committed Annual Debt Service ($)” of each Interest-Only Mortgage Loan as the product, rounded to two decimal places, of:

a.	The “Committed Mortgage Loan Amount ($),” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

Attachment A Page 8 of 17

13. (continued)

For the purpose of recalculating the “Commercial Real Estate Cut-off Funded Annual Debt Service ($)” and “Commercial Real Estate Committed Annual Debt Service ($)” characteristics for each Interest-Only Mortgage Loan, Benefit Street, on behalf of the Issuer, instructed us to use the:

a.	Cut-off Date Funded Balance ($),
b.	Current Subordinate Additional Debt ($),
c.	Future Funding Participation Cut-off Date Balance ($),
d.	Mortgage Loan Interest Rate and
e.	Subordinate Debt Interest Rate

as applicable, as shown on the Final Data File, to calculate the interest rate related to each Commercial Real Estate Loan (the “Commercial Real Estate Loan Interest Rate”).

For the purpose of this procedure, Benefit Street, on behalf of the Issuer, instructed us to recalculate the “Commercial Real Estate Cut-off Funded Annual Debt Service ($)” of each Interest-Only Mortgage Loan as the product, rounded to two decimal places, of:

a.	The “Commercial Real Estate Loan Cut-off Date Funded Balance ($),” as shown on the Final Data File,
b.	The Commercial Real Estate Loan Interest Rate, as calculated herein, and
c.	365/360.

For the purpose of this procedure, Benefit Street, on behalf of the Issuer, instructed us to recalculate the “Commercial Real Estate Committed Annual Debt Service ($)” of each Interest-Only Mortgage Loan as the product, rounded to two decimal places, of:

a.	The sum of the:
i.	Commercial Real Estate Loan Cut-off Date Funded Balance ($) and
ii.	Future Funding Participation Cut-off Date Balance ($),

as shown on the Final Data File,

b.	The Commercial Real Estate Loan Interest Rate, as calculated herein, and
c.	365/360.

For the purpose of this procedure for the 26 Journal Square Mortgage Loan (as defined herein), Benefit Street, on behalf of the Issuer, instructed us to:

a.	Calculate the sum of the last 12 monthly principal and interest payments (some of which occurred on or prior to the Reference Date) in the term of the 26 Journal Square Mortgage Loan, as shown on the related Amortization Schedule (as defined herein) (such sum, the “26 Journal Square Debt Service Amount”),
b.	Assume that the principal portion of the monthly debt service payment on the “Initial Maturity Date,” as shown on the related Amortization Schedule (which is the twelfth payment included in the calculation of the 26 Journal Square Debt Service Amount), is the related Fixed Principal Payment Amount (as defined herein), and
c.	Calculate the pro-rata portion of the 26 Journal Square Debt Service Amount, based on the ratio of the “Collateral Interest Cut-off Date Balance ($)” to the “Cut-off Date Funded Balance ($),” both as shown on the Final Data File, of the 26 Journal Square Mortgage Loan (such pro-rata portion, the “26 Journal Square Trust Debt Service Amount”).

Attachment A Page 9 of 17

13. (continued)

For the purpose of comparing the “Collateral Interest Cut-off Annual Debt Service ($)” characteristic for the 26 Journal Square Mortgage Loan, Benefit Street, on behalf of the Issuer, instructed us to use the 26 Journal Square Trust Debt Service Amount.

For the purpose of comparing the “Cut-off Date Annual Debt Service ($),” “Committed Annual Debt Service ($),” “Commercial Real Estate Cut-off Funded Annual Debt Service ($)” and “Commercial Real Estate Committed Annual Debt Service ($)” characteristics for the 26 Journal Square Mortgage Loan, Benefit Street, on behalf of the Issuer, instructed us to use the 26 Journal Square Debt Service Amount.

For the avoidance of doubt, the 26 Journal Square Debt Service Amount excludes any principal paydowns related to the 26 Journal Square Mortgage Loan.

For the purpose of this procedure for the Crossroads at Sunset Mortgage Loan, Benefit Street, on behalf of the Issuer, instructed us to:

a.	Use “$1,512,885.11” for the:
i.	Collateral Interest Cut-off Annual Debt Service ($),
ii.	Cut-off Date Annual Debt Service ($) and
iii.	Commercial Real Estate Cut-off Funded Annual Debt Service ($)

characteristics and

b.	Use “$2,100,862.34” for the:
i.	Committed Annual Debt Service ($) and
ii.	Commercial Real Estate Committed Annual Debt Service ($)

characteristics.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions provided by Benefit Street, on behalf of the Issuer, that are described in this Item.

Attachment A Page 10 of 17

14.	Using the:
a.	Seasoning,
b.	Original Loan Term (Months) and
c.	Fully Extended Loan Term (Original),

as shown on the Final Data File, we recalculated the:

i.	Remaining Term (Months) and
ii.	Fully Extended Loan Term (Remaining)

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

15.	Using the “Collateral Interest Cut-Off Date Balance ($)” of the Collateral Interests and Underlying Properties, as applicable, as shown on the Final Data File, we recalculated the “% of Aggregate Collateral Interest Cut-off Date Balance” of each Collateral Interest and Underlying Property, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

16.	Using:
a.	Information on the Final Data File,
b.	The instructions, assumptions and methodologies described in the Draft Preliminary Offering Memorandum and
c.	The instructions, assumptions and methodologies, as applicable, provided by Benefit Street, on behalf of the Issuer, described in the succeeding paragraph(s) of this Item,

we recalculated the:

i.	Cut-off Date Balance As-Is LTV,
ii.	Committed Stabilized LTV,
iii.	Commercial Real Estate Loan Cut-off Date Balance As-Is LTV and
iv.	Committed Commercial Real Estate Loan Stabilized LTV

of each Mortgage Loan and Underlying Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, Benefit Street, on behalf of the Issuer, instructed us to round the characteristics listed in i. through iv. above to the nearest 1/10th of one percent.

Attachment A Page 11 of 17

16. (continued)

For the purpose of this procedure, Benefit Street, on behalf of the Issuer, instructed us to:

a.	Use the sum of the:
i.	Collateral Interest Cut-Off Date Balance ($) and
ii.	Pari Passu Cut-off Debt Funded Amount ($),

as shown on the Final Data File, to recalculate the “Cut-off Date Balance As-Is LTV” characteristic for each Mortgage Loan,

b.	Use the “Committed Balloon Payment ($),” as shown on the Final Data File, to recalculate the “Committed Stabilized LTV” characteristic for each Mortgage Loan and use the “As-Is Appraised Value ($),” as shown on the Final Data File, to recalculate the “Committed Stabilized LTV” characteristic for any Mortgage Loan that has a “Stabilized Appraised Value ($)” of “NAP,” as shown on the Final Data File,
c.	Use the “Commercial Real Estate Loan Cut-off Date Funded Balance,” as shown on the Final Data File, to recalculate the “Commercial Real Estate Loan Cut-off Date Balance As-Is LTV” characteristic for each Mortgage Loan,
d.	Use the “Committed Commercial Real Estate Loan Balloon Payment ($),” as shown on the Final Data File, to recalculate the “Committed Commercial Real Estate Loan Stabilized LTV” characteristic for each Mortgage Loan and use the “As-Is Appraised Value ($),” as shown on the Final Data File, to recalculate the “Committed Commercial Real Estate Loan Stabilized LTV” characteristic for any Mortgage Loan that has a “Stabilized Appraised Value ($)” of “NAP,” as shown on the Final Data File, and
e.	Use “NAP” for the “Commercial Real Estate Loan Cut-off Date Balance As-Is LTV” and “Committed Commercial Real Estate Loan Stabilized LTV” characteristics for any Mortgage Loan which has a “Current Subordinate Additional Debt ($)” of “NAP,” as shown on the Final Data File.

For the Underlying Properties associated with any Multiple Property Loan, Benefit Street, on behalf of the Issuer, instructed us to use the:

a.	Cut-off Date Balance As-Is LTV,
b.	Committed Stabilized LTV,
c.	Commercial Real Estate Loan Cut-off Date Balance As-Is LTV and
d.	Committed Commercial Real Estate Loan Stabilized LTV

for the Multiple Property Loan as the value for each of the characteristics listed in a. through d. above for each of the Underlying Properties associated with such Multiple Property Loan.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by Benefit Street, on behalf of the Issuer, that are described in this Item.

Attachment A Page 12 of 17

17.	Using:
a.	Information on the Final Data File,
b.	The instructions, assumptions and methodologies described in the Draft Preliminary Offering Memorandum and
c.	The instructions, assumptions and methodologies, as applicable, provided by Benefit Street, on behalf of the Issuer, described in the succeeding paragraph(s) of this Item,

we recalculated the:

i.	Cut-off Date Balance U/W NOI DSCR,
ii.	Cut-off Date Balance U/W NCF DSCR,
iii.	Commercial Real Estate Loan Cut-off Balance U/W NOI DSCR,
iv.	Commercial Real Estate Loan Cut-off Balance U/W NCF DSCR,

v.	Committed Balance U/W Stabilized NOI DSCR,
vi.	Committed Balance U/W Stabilized NCF DSCR,
vii.	Committed Balance Appraisal Stabilized NOI DSCR,
viii.	Committed Balance Appraisal Stabilized NCF DSCR,
ix.	Commercial Real Estate Loan Committed Balance U/W Stabilized NOI DSCR and
x.	Commercial Real Estate Loan Committed Balance U/W Stabilized NCF DSCR

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, Benefit Street, on behalf of the Issuer, instructed us to round the characteristics listed in i. through x. above to two decimal places.

For the purpose of this procedure, Benefit Street, on behalf of the Issuer, instructed us to:

a.	Use the “Cut-off Date Annual Debt Service ($),” as shown on the Final Data File, to recalculate the “Cut-off Date Balance U/W NOI DSCR” and “Cut-off Date Balance U/W NCF DSCR” characteristics for each Mortgage Loan,
b.	Use the “Commercial Real Estate Cut-off Funded Annual Debt Service ($),” as shown on the Final Data File, to recalculate the “Commercial Real Estate Loan Cut-off Balance U/W NOI DSCR” and “Commercial Real Estate Loan Cut-off Balance U/W NCF DSCR” characteristics for each Mortgage Loan,
c.	Use the “Committed Annual Debt Service ($),” as shown on the Final Data File, to recalculate the:
i.	Committed Balance U/W Stabilized NOI DSCR,
ii.	Committed Balance U/W Stabilized NCF DSCR,
iii.	Committed Balance Appraisal Stabilized NOI DSCR and
iv.	Committed Balance Appraisal Stabilized NCF DSCR

characteristics for each Mortgage Loan,

d.	Use the “Commercial Real Estate Committed Annual Debt Service ($),” as shown on the Final Data File, to recalculate the “Commercial Real Estate Loan Committed Balance U/W Stabilized NOI DSCR,” and “Commercial Real Estate Loan Committed Balance U/W Stabilized NCF DSCR” characteristics for each Mortgage Loan,

Attachment A Page 13 of 17

17. (continued)

e.	Use “NAP” for the “Commercial Real Estate Loan Cut-off Balance U/W NOI DSCR,” “Commercial Real Estate Loan Cut-off Balance U/W NCF DSCR,” “Commercial Real Estate Loan Committed Balance U/W Stabilized NOI DSCR” and “Commercial Real Estate Loan Committed Balance U/W Stabilized NCF DSCR” characteristics for any Mortgage Loan with a “Current Subordinate Additional Debt ($)” of “NAP,” as shown on the Final Data File,
f.	Use the “Underwritten NOI ($)” and “Underwritten NCF ($),” as applicable, as shown on the Final Data File, to recalculate the “Committed Balance U/W Stabilized NOI DSCR” and “Committed Balance U/W Stabilized NCF DSCR” characteristics, respectively, for any Mortgage Loan with an “Underwritten Stabilized NOI ($)” or “Underwritten Stabilized NCF ($)” of “NAP,” as applicable, as shown on the Final Data File,
g.	Use “NAP” for the “Committed Balance Appraisal Stabilized NOI DSCR” and “Committed Balance Appraisal Stabilized NCF DSCR” characteristics for any Mortgage Loan with an “Appraisal Stabilized NOI” or “Appraisal Stabilized NCF” of “NAP,” as applicable, as shown on the Final Data File,
h.	Use “NAP” for the “Commercial Real Estate Loan Committed Balance U/W Stabilized NOI DSCR” and “Commercial Real Estate Loan Committed Balance U/W Stabilized NCF DSCR” characteristics for any Mortgage Loan with an “Underwritten Stabilized NOI ($)” or “Underwritten Stabilized NCF ($)” of “NAP,” as applicable, as shown on the Final Data File,
i.	Use “1.00x” for the “Cut-off Date Balance U/W NOI DSCR” and “Cut-off Date Balance U/W NCF DSCR” characteristics for the Mortgage Loans identified on the Final Data File as:
i.	JCPenney Queens,
ii.	Tru by Hilton Orlando and
iii.	26 Journal Square,
j.	Use “1.00x” for the “Cut-off Date Balance U/W NCF DSCR” characteristic for The American Hotel Mortgage Loan (as defined herein),
k.	Use “1.00x” for the “Commercial Real Estate Loan Cut-off Balance U/W NOI DSCR” and “Commercial Real Estate Loan Cut-off Balance U/W NCF DSCR” characteristics for the Tru by Hilton Orlando Mortgage Loan and
l.	Use “0.00x” for the “Cut-off Date Balance U/W NOI DSCR” and “Cut-off Date Balance U/W NCF DSCR” characteristics for the Mortgage Loan identified on the Final Data File as “The Hotel at Times Square.”

Attachment A Page 14 of 17

17. (continued)

For the Underlying Properties associated with any Multiple Property Loan, Benefit Street, on behalf of the Issuer, instructed us to use the:

a.	Cut-off Date Balance U/W NOI DSCR,
b.	Cut-off Date Balance U/W NCF DSCR,
c.	Commercial Real Estate Loan Cut-off Balance U/W NOI DSCR,
d.	Commercial Real Estate Loan Cut-off Balance U/W NCF DSCR,
e.	Committed Balance U/W Stabilized NOI DSCR,
f.	Committed Balance U/W Stabilized NCF DSCR,
g.	Committed Balance Appraisal Stabilized NOI DSCR,
h.	Committed Balance Appraisal Stabilized NCF DSCR,
i.	Commercial Real Estate Loan Committed Balance U/W Stabilized NOI DSCR and
j.	Commercial Real Estate Loan Committed Balance U/W Stabilized NCF DSCR

for the Multiple Property Loan as the value for each of the characteristics listed in a. through j. above for each of the Underlying Properties associated with such Multiple Property Loan.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by Benefit Street, on behalf of the Issuer, that are described in this Item.

18.	Using:
a.	Information on the Final Data File,
b.	The instructions, assumptions and methodologies described in the Draft Preliminary Offering Memorandum and
c.	The instructions, assumptions and methodologies, as applicable, provided by Benefit Street, on behalf of the Issuer, described in the succeeding paragraph(s) of this Item,

we recalculated the:

i.	Cut-off Date Balance U/W NOI Debt Yield,
ii.	Cut-off Date Balance U/W NCF Debt Yield,
iii.	Commercial Real Estate Loan Cut-off Date Balance U/W NOI Debt Yield,
iv.	Commercial Real Estate Loan Cut-off Date Balance U/W NCF Debt Yield,
v.	Commercial Real Estate Loan Committed U/W Stabilized NOI Debt Yield,

vi.	Commercial Real Estate Loan Committed U/W Stabilized NCF Debt Yield,
vii.	Committed Balance U/W Stabilized NOI Debt Yield,
viii.	Committed Balance U/W Stabilized NCF Debt Yield,
ix.	Committed Balance Appraisal Stabilized NOI Debt Yield and
x.	Committed Balance Appraisal Stabilized NCF Debt Yield

of each Mortgage Loan and Underlying Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, Benefit Street, on behalf of the Issuer, instructed us to round the characteristics listed in i. through x. above to the nearest 1/10th of one percent.

Attachment A Page 15 of 17

18. (continued)

For the purpose of this procedure, Benefit Street, on behalf of the Issuer, instructed us to:

a.	Use the sum of the:
i.	Collateral Interest Cut-off Date Balance ($) and
ii.	Pari Passu Cut-off Debt Funded Amount ($),

as shown on the Final Data File, to recalculate the “Cut-off Date Balance U/W NOI Debt Yield” and “Cut-off Date Balance U/W NCF Debt Yield” characteristics for each Mortgage Loan,

b.	Use “NAP” for the “Commercial Real Estate Loan Cut-off Date Balance U/W NOI Debt Yield,” “Commercial Real Estate Loan Cut-off Date Balance U/W NCF Debt Yield,” “Commercial Real Estate Loan Committed U/W Stabilized NOI Debt Yield” and “Commercial Real Estate Loan Committed U/W Stabilized NCF Debt Yield” characteristics for any Mortgage Loan with a “Current Subordinate Additional Debt ($)” of “NAP,” as shown on the Final Data File,
c.	Use the “Underwritten NOI ($)” and “Underwritten NCF ($),” as shown on the Final Data File, to recalculate the “Committed Balance U/W Stabilized NOI Debt Yield” and “Committed Balance U/W Stabilized NCF Debt Yield” characteristics, respectively, for any Mortgage Loan with an “Underwritten Stabilized NOI ($)” or “Underwritten Stabilized NCF ($)” of “NAP,” as applicable, as shown on the Final Data File,
d.	Use “NAP” for the “Committed Balance Appraisal Stabilized NOI Debt Yield” and “Committed Balance Appraisal Stabilized NCF Debt Yield” characteristics for any Mortgage Loan with an “Appraisal Stabilized NOI ($)” or “Appraisal Stabilized NCF ($)” of “NAP,” as applicable, as shown on the Final Data File,
e.	Use “NAP” for the “Commercial Real Estate Loan Committed U/W Stabilized NOI Debt Yield” and “Commercial Real Estate Loan Committed U/W Stabilized NCF Debt Yield” characteristics for any Mortgage Loan with an “Underwritten Stabilized NOI ($)” or “Underwritten Stabilized NCF ($)” of “NAP,” as applicable, as shown on the Final Data File, and
f.	Use “0.0%” for the “Cut-off Date Balance U/W NOI Debt Yield” and “Cut-off Date Balance U/W NCF Debt Yield” characteristics for the Mortgage Loans identified on the Final Data File as:
i.	The Hotel at Times Square and
ii.	Tru by Hilton Orlando and
g.	Use “0.0%” for the “Commercial Real Estate Loan Cut-off Date Balance U/W NOI Debt Yield” and “Commercial Real Estate Loan Cut-off Date Balance U/W NCF Debt Yield” characteristics for the Tru by Hilton Orlando Mortgage Loan.

Attachment A Page 16 of 17

18. (continued)

For the Underlying Properties associated with any Multiple Property Loan, Benefit Street, on behalf of the Issuer, instructed us to use the:

a.	Cut-off Date Balance U/W NOI Debt Yield,
b.	Cut-off Date Balance U/W NCF Debt Yield,
c.	Commercial Real Estate Loan Cut-off Date Balance U/W NOI Debt Yield,
d.	Commercial Real Estate Loan Cut-off Date Balance U/W NCF Debt Yield,
e.	Commercial Real Estate Loan Committed U/W Stabilized NOI Debt Yield,
f.	Commercial Real Estate Loan Committed U/W Stabilized NCF Debt Yield,
g.	Committed Balance U/W Stabilized NOI Debt Yield,
h.	Committed Balance U/W Stabilized NCF Debt Yield,
i.	Committed Balance Appraisal Stabilized NOI Debt Yield and
j.	Committed Balance Appraisal Stabilized NCF Debt Yield

for the Multiple Property Loan as the value for each of the characteristics listed in a. through j. above for each of the Underlying Properties associated with such Multiple Property Loan.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by Benefit Street, on behalf of the Issuer, that are described in this Item.

19.	Using:
a.	Information on the Final Data File,
b.	The instructions, assumptions and methodologies described in the Draft Preliminary Offering Memorandum and
c.	The instructions, assumptions and methodologies, as applicable, provided by Benefit Street, on behalf of the Issuer, described in the succeeding paragraph(s) of this Item,

we recalculated the:

i.	Collateral Interest Cut-off Date Balance / Unit ($) and
ii.	Committed Commercial Real Estate Loan Balloon Payment / Unit ($)

of each Mortgage Loan and Underlying Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, Benefit Street, on behalf of the Issuer, instructed us to use the sum of the:

a.	Collateral Interest Cut-off Date Balance ($) and
b.	Pari Passu Cut-off Debt Funded Amount ($),

as shown on the Final Data File, to recalculate the “Collateral Interest Cut-off Date Balance / Unit ($)” characteristic.

Attachment A Page 17 of 17

19. (continued)

For the Underlying Properties associated with any Multiple Property Loan, Benefit Street, on behalf of the Issuer, instructed us to use the:

a.	Collateral Interest Cut-off Date Balance / Unit ($) and
b.	Committed Commercial Real Estate Loan Balloon Payment / Unit ($)

for the Multiple Property Loan as the value for each of the characteristics listed in a. and b. above for each of the Underlying Properties associated with such Multiple Property Loan.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by Benefit Street, on behalf of the Issuer, that are described in this Item.

20.	Using the:

a.	Prepayment Provision String and
b.	Seasoning,

as shown on the Final Data File, we recalculated the “Remaining Call Protection String (Cut-off Date)” of each Mortgage Loan (except for The American Hotel Mortgage Loan (as defined herein)). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of comparing the “Remaining Call Protection String (Cut-off Date)” characteristic for The American Hotel Mortgage Loan, Benefit Street, on behalf of the Issuer, instructed us to use the “Prepayment Provision String” characteristic.

21.	Using the “Sponsor / Guarantor,” as shown on the Final Data File, we identified those Mortgage Loans that had at least one common “Sponsor / Guarantor” (each, a “Related Group”). We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Multiple Property Loan Calculation Methodologies

Multiple Property Loan	Characteristics	Methodology Provided by Benefit Street

· Walgreens Portfolio · Cottages at Crystal Lake and Kingsley Townhomes

Mortgage Loan Initial Funded Amount ($),

Mortgage Loan Initial Unfunded Future Funding Amount ($),

Committed Mortgage Loan Amount ($),

Senior Contributed Cut-off Date Balance,

Pari Passu Cut-off Debt Funded Amount ($),

Current Subordinate Additional Debt ($),

Collateral Interest Cut-Off Date Balance ($),

Cut-off Date Funded Balance ($),

Commercial Real Estate Loan Cut-off Date Funded Balance ($),

Future Funding Participation Cut-off Date Balance ($),

Committed Balloon Payment ($) and

Committed Commercial Real Estate Loan Balloon Payment ($)

Allocate the values relating to the Multiple Property Loan for the indicated characteristic(s) pro-rata to the respective Underlying Properties using the whole loan original balance allocations for the corresponding Underlying Properties, as shown in the applicable Source Document(s)

Note:	Certain capitalized terms in the “Characteristics” and “Methodology Provided by Benefit Street” columns that have not previously been defined are defined in Attachment A or Exhibit 2 to Attachment A.

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Mortgaged Property Information:

Characteristic	Source Document(s)
Property Address (see Note 2)	Appraisal Report, Engineering Report or Phase I Environmental Report
City (see Note 2)	Appraisal Report, Engineering Report or Phase I Environmental Report
State (see Note 2)	Appraisal Report, Engineering Report or Phase I Environmental Report
Zip Code	USPS Internet Site, Appraisal Report, Engineering Report or Phase I Environmental Report
Property Type (see Note 3)	Appraisal Report, Third Party Market Report
Property Sub-Type	Appraisal Report, Third Party Market Report
Year Built	Appraisal Report, Engineering Report or Phase I Environmental Report
Year Renovated	Appraisal Report, Engineering Report or Phase I Environmental Report
Number of Units	Underwriting Summary, Borrower Rent Roll or Appraisal Report
Unit of Measure	Underwriting Summary, Borrower Rent Roll or Appraisal Report
Physical Occupancy (see Notes 1 and 4)	Underwriting Summary or Borrower Rent Roll
Physical Occupancy As Of Date (see Notes 1 and 5)	Underwriting Summary or Borrower Rent Roll
Hotel Franchise (see Note 14)	Franchise Agreement
Hotel Franchise Expiration Date (see Note 14)	Franchise Agreement

Third Party Information:

Characteristic	Source Document(s)
Appraiser Name	Appraisal Report
As-Is Appraised Value ($)	Appraisal Report
Date of Appraised Value	Appraisal Report
Stabilized Appraised Value ($) (see Note 24)	Appraisal Report
Appraisal Anticipated Stabilization Date (see Note 24)	Appraisal Report
Engineering Report Date	Engineering Report
Recommended Immediate Repairs ($)	Engineering Report
Environmental Report Date (Phase I)	Phase I Environmental Report
Environmental Report Date (Phase II) (see Note 6)	Phase II Environmental Report

Exhibit 2 to Attachment A

Third Party Information: (continued)

Characteristic	Source Document(s)
Environmental Insurance (Y/N) (see Note 7)	Certificate of Environmental Insurance
Seismic Report Date (see Note 8)	Seismic Report
Seismic PML % (see Note 8)	Seismic Report
Seismic Insurance Required (Y/N) (see Note 9)	Seismic Report and Certificate of Property Insurance

Major Tenant Information: (see Note 10)

Characteristic	Source Document(s)

Single Tenant (Y/N)	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Largest Tenant	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Largest Tenant SF	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Largest Tenant Lease Expiration (see Note 11)	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
2nd Largest Tenant	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
2nd Largest Tenant SF	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
2nd Largest Tenant Lease Expiration (see Note 11)	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
3rd Largest Tenant	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
3rd Largest Tenant SF	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
3rd Largest Tenant Lease Expiration (see Note 11)	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
4th Largest Tenant	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
4th Largest Tenant SF	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
4th Largest Tenant Lease Expiration (see Note 11)	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
5th Largest Tenant	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
5th Largest Tenant SF	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
5th Largest Tenant Lease Expiration (see Note 11)	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel

Exhibit 2 to Attachment A

Underwriting Information: (see Note 12)

Characteristic	Source Document(s)
Underwritten EGI ($)	Underwriting Summary
Underwritten Expenses ($)	Underwriting Summary
Underwritten NOI ($)	Underwriting Summary
Underwritten Reserves ($)	Underwriting Summary
Underwritten NCF ($)	Underwriting Summary
U/W Occupancy	Underwriting Summary
Underwritten Stabilized EGI ($) (see Note 13)	Underwriting Summary
Underwritten Stabilized Expenses ($) (see Note 13)	Underwriting Summary
Underwritten Stabilized NOI ($) (see Note 13)	Underwriting Summary
Underwritten Stabilized Reserves ($) (see Note 13)	Underwriting Summary
Underwritten Stabilized NCF ($) (see Note 13)	Underwriting Summary
U/W Stabilized Occupancy (see Note 13)	Underwriting Summary
Appraisal Stabilized EGI ($)	Underwriting Summary
Appraisal Stabilized Expenses ($)	Underwriting Summary
Appraisal Stabilized NOI ($)	Underwriting Summary
Appraisal Stabilized Reserves ($)	Underwriting Summary
Appraisal Stabilized NCF ($)	Underwriting Summary
Appraisal Stabilized Occupancy	Underwriting Summary
Third Most Recent Period	Underwriting Summary
Third Most Recent EGI ($)	Underwriting Summary
Third Most Recent Expenses ($)	Underwriting Summary
Third Most Recent NOI ($)	Underwriting Summary
Third Most Recent NCF ($)	Underwriting Summary
Second Most Recent Period	Underwriting Summary
Second Most Recent EGI ($)	Underwriting Summary
Second Most Recent Expenses ($)	Underwriting Summary
Second Most Recent NOI ($)	Underwriting Summary
Second Most Recent NCF ($)	Underwriting Summary

Exhibit 2 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Document(s)
Most Recent Period	Underwriting Summary
Most Recent EGI ($)	Underwriting Summary
Most Recent Expenses ($)	Underwriting Summary
Most Recent NOI ($)	Underwriting Summary
Most Recent NCF ($)	Underwriting Summary

Hotel Operating Information: (see Note 14)

Characteristic	Source Document(s)

Underwritten ADR	Underwriting Summary
Underwritten RevPAR	Underwriting Summary
Underwritten Stabilized ADR	Underwriting Summary
Underwritten Stabilized RevPAR	Underwriting Summary
Appraisal Stabilized ADR	Underwriting Summary
Appraisal Stabilized RevPAR	Underwriting Summary
Third Most Recent Occupancy (For Hospitality)	Underwriting Summary
Third Most Recent ADR	Underwriting Summary
Third Most Recent RevPAR	Underwriting Summary
Second Most Recent Occupancy (For Hospitality)	Underwriting Summary
Second Most Recent ADR	Underwriting Summary
Second Most Recent RevPAR	Underwriting Summary
Most Recent Occupancy (For Hospitality)	Underwriting Summary
Most Recent ADR	Underwriting Summary
Most Recent RevPAR	Underwriting Summary

Exhibit 2 to Attachment A

Reserve and Escrow Information:

Characteristic	Source Document(s)
Tax Escrow (Cut-off Date) ($) (see Note 15)	Escrow Balance Support File, Settlement Statement, Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Tax Escrow (Monthly) ($)	Settlement Statement, Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Springing Tax Escrow Description	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Insurance Escrow (Cut-off Date) ($) (see Note 15)	Escrow Balance Support File, Settlement Statement, Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Insurance Escrow (Monthly) ($) (see Note 1)	Settlement Statement, Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Springing Insurance Escrow Description (see Note 1)	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Replacement Reserve (Cut-off Date) ($) (see Note 15)	Escrow Balance Support File, Settlement Statement, Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Replacement Reserve (Monthly) ($)	Settlement Statement, Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Replacement Reserve Note	Escrow Balance Support File, Settlement Statement, Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Replacement Reserve Cap	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
TI/LC Reserve (Cut-off Date) ($) (see Note 15)	Escrow Balance Support File, Settlement Statement, Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
TI/LC Reserve (Monthly) ($)	Settlement Statement, Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
TI/LC Reserve Note	Escrow Balance Support File, Settlement Statement, Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
TI/LC Reserve Cap	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument

Exhibit 2 to Attachment A

Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)
Other Reserves (Cut-Off Date) ($) (see Note 15)	Escrow Balance Support File, Settlement Statement, Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Other Reserves (Monthly) ($)	Settlement Statement, Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Other Reserves Note	Escrow Balance Support File, Settlement Statement, Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Other Reserve Cap	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Other Reserves 2 (Cut-Off Date) ($) (see Note 15)	Escrow Balance Support File, Settlement Statement, Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Other Reserves 2 (Monthly) ($)	Settlement Statement, Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Other Reserves 2 Note	Escrow Balance Support File, Settlement Statement, Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Other Reserves 2 Cap	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Other Reserves 3 (Cut-Off Date) ($) (see Note 15)	Escrow Balance Support File, Settlement Statement, Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Other Reserves 3 (Monthly) ($)	Settlement Statement, Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Other Reserves 3 Note	Escrow Balance Support File, Settlement Statement, Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Other Reserves 3 Cap	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument

Mortgage Loan Information:

Characteristic	Source Document(s)

Borrower	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Sponsor / Guarantor	Guaranty Agreement, Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Mortgage Loan Initial Funded Amount ($) (see Note 22)

For all Mortgage Loans:

·        Loan Agreement, Promissory Note, Loan Modification Agreement, Security Instrument or Settlement Statement

For Underlying Properties associated with Multiple Property Loans:

·        Multiple Property Loan Calculation Methodologies described on Exhibit 1 to Attachment A

Mortgage Loan Initial Unfunded Future Funding Amount ($)

For all Mortgage Loans:

·        Loan Agreement, Promissory Note, Loan Modification Agreement, Security Instrument or Settlement Statement

For Underlying Properties associated with Multiple Property Loans:

·        Multiple Property Loan Calculation Methodologies described on Exhibit 1 to Attachment A

Senior Contributed Cut-off Date Balance ($) (see Note 16)

For all Mortgage Loans:

·        BSP Loan Balance Schedule

For Underlying Properties associated with Multiple Property Loans:

·        Multiple Property Loan Calculation Methodologies described on Exhibit 1 to Attachment A

Pari Passu Cut-off Debt Funded Amount ($) (see Note 16)

For all Mortgage Loans:

·        BSP Loan Balance Schedule

For Underlying Properties associated with Multiple Property Loans:

·        Multiple Property Loan Calculation Methodologies described on Exhibit 1 to Attachment A

Current Subordinate Additional Debt ($) (see Note 16)

For all Mortgage Loans:

·        BSP Loan Balance Schedule

For Underlying Properties associated with Multiple Property Loans:

·        Multiple Property Loan Calculation Methodologies described on Exhibit 1 to Attachment A

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Collateral Interest Cut-Off Date Balance ($) (see Note 16)

For all Mortgage Loans:

·        BSP Loan Balance Schedule

For Underlying Properties associated with Multiple Property Loans:

·        Multiple Property Loan Calculation Methodologies described on Exhibit 1 to Attachment A

Future Funding Participation Cut-off Date Balance ($) (see Note 16)

For all Mortgage Loans:

·        BSP Loan Balance Schedule

For Underlying Properties associated with Multiple Property Loans:

·        Multiple Property Loan Calculation Methodologies described on Exhibit 1 to Attachment A

Future Funding Trigger / Requirement	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Note Date	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
First Payment Date (see Note 17)	Loan Agreement, Promissory Note, Promissory Note, Loan Modification Agreement or Security Instrument
Initial Maturity Date (see Note 23)	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Extension Options (see Note 23)	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Extension Options Conditions Description (see Note 23)	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
First Extension Period (months) (see Note 23)	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Second Extension Period (months) (see Note 23)	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Third Extension Period (months) (see Note 23)	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Fourth Extension Period (months) (see Note 23)	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
First Extension Fee (see Note 23)	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Second Extension Fee (see Note 23)	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Third Extension Fee (see Note 23)	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Fourth Extension Fee (see Note 23)	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Fully Extended Maturity Date	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Interest Accrual Method	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Interest Accrual Period Start	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Interest Accrual Period End	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Amortization Type (see Notes 23 and 25)	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Amortization Type During Extensions (see Note 23)	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Amortization Type During Extensions Description (see Note 23)	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Loan Type (Fixed / Floating)	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Mortgage Loan Gross Margin	Loan Agreement, Promissory Note, Loan Modification Agreement, Participation Agreement or Security Instrument
Margin Step Up / Change Trigger	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Index Floor	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Index Cap Strike Rate	Interest Rate Cap Agreement, Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Index Cap Strike Rate Step Up / Change	Interest Rate Cap Agreement, Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Index Cap Provider	Interest Rate Cap Agreement
Index Cap Expiration Date	Interest Rate Cap Agreement
Index Rounding Factor	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Index	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Index Determination Lookback (in days) (see Note 26)	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Grace Period Default (Days)	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Grace Period Late (Days)	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Prepayment Provision String (see Note 18)	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Upfront Minimum Interest Period	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Recourse (Y / N / Partial)	Guaranty Agreement, Completion Guaranty Agreement, Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Recourse Provisions	Guaranty Agreement, Completion Guaranty Agreement, Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Lockbox Type (see Note 19)	Loan Agreement, Promissory Note, Loan Modification Agreement, Security Instrument or Cash Management Agreement
Lockbox Trigger Event (see Note 1)	Loan Agreement, Promissory Note, Loan Modification Agreement, Security Instrument or Cash Management Agreement
Cash Management Type (see Notes 1 and 20)	Loan Agreement, Promissory Note, Loan Modification Agreement, Security Instrument or Cash Management Agreement
Subordinate Debt Gross Margin	Loan Agreement, Promissory Note, Loan Modification Agreement, Participation Agreement or Security Instrument
Collateral Interest Gross Margin	Loan Agreement, Promissory Note, Loan Modification Agreement, Participation Agreement or Security Instrument
Current Additional Debt ($) (see Note 21)	Loan Agreement, Promissory Note, Loan Modification Agreement, Security Instrument or Secondary Financing Documents
Current Additional Debt Description (see Note 21)	Loan Agreement, Promissory Note, Loan Modification Agreement, Security Instrument or Secondary Financing Documents
Partial Collateral Release (Y/N)	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Partial Collateral Release Description	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Ownership Interest	Final Title Policy or Pro Forma
Ground Lease (Y/N)	Ground Lease or Ground Lease Estoppel
Ground Lease Expiration Date	Ground Lease or Ground Lease Estoppel
Annual Ground Rent Payment	Ground Lease or Ground Lease Estoppel
Annual Ground Lease Rent Increases	Ground Lease or Ground Lease Estoppel

Exhibit 2 to Attachment A

Notes:

1.	For each Mortgage Loan and Underlying Property, as applicable, listed in Table A1, Benefit Street, on behalf of the Issuer, instructed us to use the information in the “Provided Value” column for the applicable characteristic listed in Table A1, even if the information in the “Provided Value” column did not agree with the corresponding information that was shown in the applicable Source Document(s) or the applicable Source Document(s) were not provided to us.

Table A1:
Mortgage Loan	Underlying Property	Characteristic	Provided Value

The Hotel at Times	NAP	Cash Management Type	In-Place
Square		Lockbox Trigger Event	(i) the origination date, (ii) EoD, (iii) DY being less than 8.0%, (iv) Mezzanine EoD. Loan is in cash sweep period as of the Cut-off Date

Pine Wood Estates MHP	NAP	Physical Occupancy Physical Occupancy As Of Date	100% 11/16/2021

Cottages at Crystal Lake and Kingsley Townhomes	Cottages at Crystal Lake	Physical Occupancy Physical Occupancy As Of Date	95.4% 3/4/2022

26 Journal Square	NAP	Insurance Escrow (Monthly) ($)	NAP
		Springing Insurance Escrow Description	NAP

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the “Provided Value” information in Table A1 that was provided by Benefit Street, on behalf of the Issuer.

2.	For the purpose of comparing the indicated characteristics, Benefit Street, on behalf of the Issuer, instructed us to ignore differences that are caused by standard postal abbreviations.

3.	For the purpose of comparing the “Property Type” characteristic, Benefit Street, on behalf of the Issuer, instructed us to use the property type that accounts for the majority of the Mortgaged Property’s base rent, as shown in the applicable Source Document(s).

4.	For the purpose of comparing the “Physical Occupancy” characteristic if the “Property Type” characteristic, as shown on the Preliminary Data File, is “Multifamily,” Benefit Street, on behalf of the Issuer, instructed us to consider units labeled as “non-revenue,” “special use,” “model,” “admin” or “down” in the applicable Source Document(s) as vacant.

Exhibit 2 to Attachment A

Notes: (continued)

5.	For the purpose of comparing the “Physical Occupancy As Of Date” characteristic if the “Single Tenant (Y/N)” characteristic, as shown on the Preliminary Data File, is “Y,” Benefit Street, on behalf of the Issuer, instructed us to use the monthly payment date, as described in the loan agreement Source Document, occurring in June 2022.

6.	Benefit Street, on behalf of the Issuer, instructed us to only perform procedures on the “Environmental Report Date (Phase II)” characteristic for any Mortgaged Property that contained a phase II environmental report Source Document in the related loan file.

7.	For the purpose of comparing the “Environmental Insurance (Y/N)” characteristic, Benefit Street, on behalf of the Issuer, instructed us to use “Y” if there was a certificate of environmental insurance Source Document in the related loan file which indicates that environmental insurance is in place. For any Mortgaged Property that does not contain a certificate of environmental insurance Source Document in the related loan file, Benefit Street, on behalf of the Issuer, instructed us to use “N” for purpose of comparing the “Environmental Insurance (Y/N)” characteristic.

8.	Benefit Street, on behalf of the Issuer, instructed us to only perform procedures on the indicated characteristic(s) for any Mortgaged Property that contained a seismic report Source Document in the related loan file.

9.	For the purpose of comparing the “Seismic Insurance Required (Y/N)” characteristic, Benefit Street, on behalf of the Issuer, instructed us to use “Y” if the “Seismic PML %” characteristic on the Preliminary Data File is greater than or equal to 20% and the certificate of property insurance Source Document indicates that earthquake insurance is in place. If the “Seismic PML %” characteristic on the Preliminary Data File is less than 20% or is “NAP,” Benefit Street, on behalf of the Issuer, instructed us to use “N” for the “Seismic Insurance Required (Y/N)” characteristic, even if the certificate of property insurance Source Document indicates that earthquake insurance is in place.

10.	For the purpose of comparing the “Major Tenant Information” characteristics, Benefit Street, on behalf of the Issuer, instructed us to consider the tenant that pays the higher monthly rent as the larger tenant among the tenants with the same square footage, all as shown in the applicable Source Document(s).

For the purpose of comparing the “Major Tenant Information” characteristics, Benefit Street, on behalf of the Issuer, instructed us to combine multiple spaces leased by the same tenant, and for those tenants with multiple lease expirations, to use the lease expiration date for the lease associated with the related space that has the largest square footage, all as shown in the applicable Source Document(s).

Exhibit 2 to Attachment A

Notes: (continued)

11.	For the purpose of comparing the indicated characteristics, Benefit Street, on behalf of the Issuer, instructed us to:
a.	Use the last day of the applicable month if the date, as shown in the applicable Source Document(s), only indicated the month and year of expiration and
b.	Use “MTM” for any lease expiration date which is prior to the Reference Date.

12.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, Benefit Street, on behalf of the Issuer, instructed us to ignore differences of +/- $1 or less.

13.	For the purpose of comparing the:
a.	Underwritten Stabilized EGI ($),
b.	Underwritten Stabilized Expenses ($),
c.	Underwritten Stabilized NOI ($),
d.	Underwritten Stabilized Reserves ($),
e.	Underwritten Stabilized NCF ($) and
f.	U/W Stabilized Occupancy

characteristics if the applicable Source Document(s) did not include underwritten stabilized cash flow information, Benefit Street, on behalf of the Issuer, instructed us to use the:

i.	Underwritten EGI ($),
ii.	Underwritten Expenses ($),
iii.	Underwritten NOI ($),
iv.	Underwritten Reserves ($),
v.	Underwritten NCF ($) and
vi.	U/W Occupancy

characteristics, respectively, as shown on the Preliminary Data File.

14.	Benefit Street, on behalf of the Issuer, instructed us to only perform procedures on the “Hotel Franchise” and “Hotel Franchise Expiration Date” characteristics for any Mortgaged Property with:
a.	The “Property Type” characteristic as “Hospitality” (each, a “Hospitality Property”), as shown on the Preliminary Data File, and
b.	A franchise agreement Source Document in the related loan file.

For any Mortgaged Property that does not meet the criteria described in a. and b. above, Benefit Street, on behalf of the Issuer, instructed us to use “NAP” for the “Hotel Franchise” and “Hotel Franchise Expiration Date” characteristics.

Benefit Street, on behalf of the Issuer, instructed us to only perform procedures on the “Hotel Operating Information” characteristics for any Mortgaged Property that is a Hospitality Property. For the purpose of comparing all “Hotel Operating Information” characteristics for any Mortgaged Property that is not a Hospitality Property, Benefit Street, on behalf of the Issuer, instructed us to use “NAP.”

Exhibit 2 to Attachment A

Notes: (continued)

15.	For the purpose of comparing the:
a.	Tax Escrow (Cut-off Date) ($),
b.	Insurance Escrow (Cut-off Date) ($),
c.	Replacement Reserve (Cut-off Date) ($),
d.	TI/LC Reserve (Cut-off Date) ($),
e.	Other Reserves (Cut-Off Date) ($),
f.	Other Reserves 2 (Cut-Off Date) ($) and
g.	Other Reserves 3 (Cut-Off Date) ($)

characteristics, as applicable, for any Mortgage Loan with a “Note Date” on or after 18 April 2022, as shown on the Preliminary Data File, Benefit Street, on behalf of the Issuer, instructed us to use the corresponding initial escrow deposit amount, as shown in the related Source Document(s), and the additional instruction described in the succeeding paragraph of this Note, as applicable.

For the purpose of comparing the “Other Reserves (Cut Off Date) ($)” and “Replacement Reserve (Cut-off Date) ($)” characteristics for the Mortgage Loan identified on the Preliminary Data File as “Buckeye Business Center,” Benefit Street, on behalf of the Issuer, instructed us to consider the “Capital Expenditure Reserve” balance, as shown in the applicable Source Document(s), as the unfunded obligations reserve balance for the “Other Reserves (Cut-Off Date) ($)” characteristic and to show “NAP” for the “Replacement Reserve (Cut-off Date) ($)” characteristic.

16.	For the purpose of comparing the indicated characteristics, Benefit Street, on behalf of the Issuer, provided us with a Microsoft Excel file labeled “BSPRT 2022-FL9 Balance Schedule as of 5.10.22_v4.xlsx” on 2 June 2022 (the “BSP Loan Balance Schedule”) which Benefit Street, on behalf of the Issuer, indicated contains balance information as of 10 May 2022 for each Mortgage Loan except for the Mortgage Loan identified on the Preliminary Data File as “26 Journal Square” (the “26 Journal Square Mortgage Loan”), which Benefit Street, on behalf of the Issuer, indicated is the expected balance information as of 9 June 2022.

17.	For the purpose of comparing the “First Payment Date” characteristic for any Mortgage Loan on the Preliminary Data File where the applicable Source Document(s) do not define the first payment due date, Benefit Street, on behalf of the Issuer, instructed us to assume that the “First Payment Date” is the payment due date related to the first full interest accrual period, as shown in the applicable Source Document(s).

18.	For certain Mortgage Loans, the applicable Source Document(s) indicate that payment of:
a.	An exit fee (the “Exit Fee”),
b.	A deferred commitment fee (the “Deferred Commitment Fee”) and/or
c.	An additional interest fee (the “Additional Interest Fee”)

may be required in connection with the repayment of the Mortgage Loan. For the purpose of comparing the “Prepayment Provision String” characteristic, Benefit Street, on behalf of the Issuer, instructed us not to consider any Exit Fee, Deferred Commitment Fee or Additional Interest Fee as a prepayment penalty.

Exhibit 2 to Attachment A

Notes: (continued)

18. (continued)

For the purpose of comparing the “Prepayment Provision String” characteristic, Benefit Street, on behalf of the Issuer, instructed us to ignore any adjustments based on business day convention, as stated in the applicable Source Document(s).

For the purpose of comparing the “Prepayment Provision String” characteristic, Benefit Street, on behalf of the Issuer, instructed us to ignore any prepayment premiums, Minimum Interest Payments (as defined herein) or other conditions related to partial release events (except for the Crossroads at Sunset Mortgage Loan, as described below), mandatory prepayments in connection with any trigger events, prepayments made in connection with the release of funds from any reserve account(s) or prepayments in connection with the conversion of the index for any Mortgage Loan, as described in the applicable Source Document(s).

For the purpose of comparing the “Prepayment Provision String” characteristic for the Crossroads at Sunset Mortgage Loan, Benefit Street, on behalf of the Issuer, instructed us to include the prepayment provision in conjunction with a partial release and to ignore the Open Period Start Date (as defined in the applicable Source Document(s)) condition for prepayment associated with the partial release.

For certain Mortgage Loans, the applicable Source Document(s) indicate that a minimum interest payment (the “Minimum Interest Payment”) may be required in connection with a prepayment of the Mortgage Loan. For the purpose of comparing the “Prepayment Provision String” characteristic, Benefit Street, on behalf of the Issuer, instructed us to:

a.	Consider the minimum interest period (which is displayed as “MI” within the “Prepayment Provision String”) as the number of monthly debt service payment due dates on which any “Minimum Interest Payment” due would be greater than “$0,”
b.	Assume that the related Mortgage Loan is fully funded and
c.	Ignore any language in the applicable Source Document(s) describing the use of the then current interest rate for the calculation of the total minimum interest amount on which such “Minimum Interest Payment” is determined.

For certain Mortgage Loans, the related loan agreement Source Document may define the Minimum Interest Payment as a specific dollar amount (each such Mortgage Loan, a “MI Dollar Amount Mortgage Loan”). For any MI Dollar Amount Mortgage Loan, Benefit Street, on behalf of the Issuer, instructed us to use information on the Preliminary Data File and in the related loan agreement Source Document to determine the payment due date upon which the related Minimum Interest Payment would be satisfied (the “MI Date”), based on aggregating the monthly debt service payments due for the related Commercial Real Estate Committed Loan and to ignore any language in the applicable Source Document(s) describing the use of the then current interest rate for the calculation of the total minimum interest amount on which such “Minimum Interest Payment” is determined.

Exhibit 2 to Attachment A

Notes: (continued)

18. (continued)

For the purpose of comparing the “Prepayment Provision String” characteristic for any MI Dollar Amount Mortgage Loan, Benefit Street, on behalf of the Issuer, instructed us to consider the minimum interest period (which is displayed as “MI” within the “Prepayment Provision String”) as the number of payment due dates from and including the “First Payment Date” through but not including the MI Date.

For the purpose of comparing the “Prepayment Provision String” characteristic for the Mortgage Loan identified on the Preliminary Data File as “Woodland Village Apartments,” Benefit Street, on behalf of the Issuer, instructed us to assume that the first payment due date on which any Minimum Interest Payment is due is the “First Payment Date,” as shown on the Preliminary Data File.

For the purpose of comparing the “Prepayment Provision String” characteristic for the Mortgage Loan identified on the Preliminary Data File as “The American Hotel” (“The American Hotel Mortgage Loan”), Benefit Street, on behalf of the Issuer, instructed us to assume the minimum interest period is 12, even though the Minimum Interest Payment, as shown in the applicable Source Document(s), is described as 18 months.

19.	For the purpose of comparing the “Lockbox Type” characteristic, Benefit Street, on behalf of the Issuer, instructed us to use the following definitions:
a.	Hard - the borrower is required to direct the tenants to pay rents directly to a lockbox account controlled by the lender. Hospitality, multifamily and manufactured housing community Mortgaged Properties are considered to have a hard lockbox if credit card receivables are required to be deposited directly into the lockbox account even though cash, checks or “over the counter” receipts are deposited by the borrower or property manager of the related mortgaged property into the lockbox account controlled by the lender,
b.	Soft - the borrower is required to deposit or cause the property manager to deposit all rents collected into a lockbox account. Hospitality, multifamily and manufactured housing community Mortgaged Properties are considered to have a soft lockbox if credit card receivables, cash, checks or “over the counter” receipts are deposited into the lockbox account by the borrower or property manager or
c.	Springing - a lockbox that is not currently in place, but the applicable Source Document(s) require the imposition of a lockbox account upon the occurrence of an event of default or one or more specified trigger events under the applicable Source Document(s).

Exhibit 2 to Attachment A

Notes: (continued)

20.	For the purpose of comparing the “Cash Management Type” characteristic, Benefit Street, on behalf of the Issuer, instructed us to use the following definitions:
a.	In-Place - for funds directed into a lockbox, such funds are generally not made immediately available to the borrower, but instead are forwarded to a cash management account controlled by the lender and the funds are disbursed according to the loan documents, with any excess remitted to the borrower (unless an event of default or one or more specified trigger events under the applicable Source Document(s) have occurred and are outstanding) generally on a daily basis or
b.	Springing - until the occurrence of an event of default or one or more specified trigger events under the applicable Source Document(s), funds in the lockbox are forwarded to an account controlled by the borrower or are otherwise made available to the borrower. Upon the occurrence of an event of default or one or more specified trigger events under the applicable Source Document(s), funds in the lockbox are forwarded to a cash management account controlled by the lender, and the funds are disbursed according to the applicable Source Document(s).

21.	For the purpose of comparing the:
a.	Current Additional Debt ($) and
b.	Current Additional Debt Description

characteristics for any Mortgage Loan which has additional debt, either:

i.	The loan agreement, promissory note, loan modification agreement or security instrument Source Documents describe the existence of additional debt or
ii.	Benefit Street, on behalf of the Issuer, provided us with certain mezzanine promissory notes or mezzanine loan agreements, intercreditor agreements, and/or other secondary financing documents (collectively, the “Secondary Financing Documents”) that describe the existence of additional debt.

It is possible that other documents not provided to us would indicate additional existing secondary financing. Other than the information indicated in the loan agreement, promissory note, loan modification agreement and/or security instrument Source Documents and/or the Secondary Financing Documents provided to us by Benefit Street, on behalf of the Issuer, we could not determine whether there is other existing secondary financing.

For the purpose of comparing the “Current Additional Debt ($)” and “Current Additional Debt Description” characteristics for any Mortgage Loan which does not have additional debt (based on the procedures described in the preceding paragraph(s) of this Note), Benefit Street, on behalf of the Issuer, instructed us to use “NAP.”

For the purpose of comparing the “Current Additional Debt ($)” and “Current Additional Debt Description” characteristics for the Tru by Hilton Orlando Mortgage Loan, Benefit Street, on behalf of the Issuer, instructed us to ignore any references to the “Subordinated EB-5 Loan” described in the related Source Document(s), and to use “NAP” for the “Current Additional Debt ($)” and “Current Additional Debt Description” characteristics.

Exhibit 2 to Attachment A

Notes: (continued)

22.	For the 26 Journal Square Mortgage Loan and the Tru by Hilton Orlando Mortgage Loan, Benefit Street, on behalf of the Issuer, indicated that principal prepayments occurred after the related origination date of each Mortgage Loan. For the purpose of comparing the “Mortgage Loan Initial Funded Amount ($)” characteristic, Benefit Street, on behalf of the Issuer, instructed us to use:
a.	“$23,770,795.00” for the Tru by Hilton Orlando Mortgage Loan and
b.	“$17,447,772.04” for the 26 Journal Square Mortgage Loan.

For the Mortgage Loan identified on the Preliminary Data File as “The Rev Apartments” (“The Rev Apartments Mortgage Loan”), Benefit Street, on behalf of the Issue, instructed us to ignore any mention of a disbursement to the borrower from a business plan reserve fund at the origination of The Rev Apartments Mortgage Loan.

23.	For the Mortgage Loans identified on the Preliminary Data File as:
a.	Crossroads at Sunset and
b.	26 Journal Square,

(each, an “IO-Amortizing Mortgage Loan”), Benefit Street, on behalf of the Issuer provided us with amortization schedules in Microsoft Excel (each, an “Amortization Schedule”) which include information relating to the monthly debt service and any principal prepayments that occurred prior to the Reference Date, as applicable. The related Amortization Schedule for each IO-Amortizing Mortgage Loan includes an interest-only period followed by a period during which interest and a fixed principal payment amount, as shown in the related Source Document(s) (each, a “Fixed Principal Payment Amount”) are due. For the purpose of comparing the “Amortization Type” characteristic for each IO-Amortizing Mortgage Loan, Benefit Street, on behalf of the Issuer, instructed us to use “Interest Only, then Amortizing.”

For the purpose of comparing the “Amortization Type” and “Initial Maturity Date” characteristics, Benefit Street, on behalf of the Issuer, instructed us to use values relating to the current term of the Mortgage Loan, inclusive of any extension option(s) that have been exercised on or prior to the date hereof (each, an “Exercised Extension Term”), based on information as shown on the Preliminary Data File and as shown in the applicable Source Document(s).

Exhibit 2 to Attachment A

Notes: (continued)

23. (continued)

For the purpose of comparing the:

a.	Extension Options,
b.	Extension Options Conditions Description,
c.	First Extension Period (months),
d.	Second Extension Period (months),
e.	Third Extension Period (months),
f.	Fourth Extension Period (months),
g.	First Extension Fee,
h.	Second Extension Fee,
i.	Third Extension Fee,
j.	Fourth Extension Fee,
k.	Amortization Type During Extensions and
l.	Amortization Type During Extensions Description

characteristics, Benefit Street, on behalf of the Issuer, instructed us to:

i.	Use values relating to any extension option(s) that have not been exercised as of the date hereof and
ii.	Not include information relating to any Exercised Extension Term(s),

based on information as shown on the Preliminary Data File and as shown in the applicable Source Document(s).

24.	For the purpose of comparing the “Stabilized Appraised Value ($)” and “Appraisal Anticipated Stabilization Date” characteristics for the Mortgage Loan identified on the Preliminary Data File as “JCPenney Queens,” Benefit Street, on behalf of the Issuer, instructed us to use the “Prospective Upon JCPenney Vacates” valuation and related date, as shown in the applicable Source Document(s).

25.	For the Mortgage Loans identified on the Preliminary Data File as “Marquette at Piney Point” (the “Marquette at Piney Point Mortgage Loan”), “2600 Tower” (the “2600 Tower Mortgage Loan”) and “Crossroads at Sunset” (the “Crossroads at Sunset Mortgage Loan”), the respective loan agreement Source Document(s) describe certain conditions and/or triggers that could require a principal paydown or amortization during the term of each Mortgage Loan. For the purpose of comparing the “Amortization Type” characteristic, Benefit Street, on behalf of the Issuer, instructed us to use “Interest Only” for the Marquette at Piney Point Mortgage Loan and 2600 Tower Mortgage Loan and “Interest Only, then Amortizing” for the Crossroads at Sunset Mortgage Loan.

26.	For the purpose of comparing the “Index Determination Lookback (in days)” characteristic for any Mortgage Loan with the “Index” characteristic as “1 month CME Term SOFR,” as shown on the Preliminary Data File, Benefit Street, on behalf of the Issuer, instructed us to use “2 Term SOFR BD prior to start of interest accrual period.”

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by Benefit Street, on behalf of the Issuer, that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic
Collateral Interest
Closing Status
Property Flag
Property Name
# of Properties
Collateral Interest Type
Current Subordinate Additional Debt Description
Additional Financing Permitted in Future (Y/N)
Lien Position
Loan Purpose
Cross-collateralized (Y/N)
Control
Related Securitization(s)

Note:	We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the Provided Characteristics.